Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income	$ 250,245	$ 284,122
Deduct earnings of associate	(38,335)	(99,466)
Add dividends received from associate	32,181	112,318
Add (deduct) non-cash items:
Depreciation and amortization	385,703	391,830
Income tax expense	29,841	1,489
Share-based compensation expense	23,973	34,502
Finance costs	132,634	117,366
Mark-to-market impact of Level 3 derivatives	(2,652)	0
Asset impairment charge	124,788	0
Other	(6,316)	(24,651)
Interest received	15,120	21,633
Income taxes paid	(52,544)	(81,922)
Other cash payments, including share-based compensation	(33,805)	(37,894)
Cash flows from operating activities before undernoted	860,833	719,327
Changes in non-cash working capital (note 17(a))	(123,655)	(59,058)
Cash flows from/(used in) operating activities	737,178	660,269
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Payments for repurchase of shares	0	(86,392)
Dividend payments to Methanex Corporation shareholders	(49,867)	(49,378)
Interest paid	(168,762)	(168,636)
Net proceeds on issue of long-term debt	585,393	0
Repayment of long-term debt and financing fees (note 8)	(322,378)	(12,280)
Repayment of lease obligations	(141,247)	(118,159)
Distributions to non-controlling interests	(40,642)	(185,336)
Proceeds on issue of shares on exercise of stock options	227	1,437
Restricted cash for debt service accounts	1,467	(1,424)
Changes in non-cash working capital related to financing activities (note 17(a))	(67,737)	68,750
Cash flows used in financing activities	(203,546)	(551,418)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(101,259)	(178,464)
Geismar plant under construction	(72,813)	(269,989)
Proceeds of share capital reduction from associate	12,643	0
Loan repayment from associate	76,328	0
Changes in non-cash working capital related to investing activities (note 17(a))	(14,636)	(60,130)
Cash flows from (used in) investing activities	(99,737)	(508,583)
Increase (decrease) in cash and cash equivalents	433,895	(399,732)
Cash and cash equivalents, beginning of year	458,015	857,747
Cash and cash equivalents, end of year	$ 891,910	$ 458,015